OMB APPROVAL
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08481

Columbia Funds Variable Insurance Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – High Income Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 95.1%
Aerospace & Defense 2.7%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$1,254,000	$1,247,730
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	590,000	639,412
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	1,673,000	1,806,840
Oshkosh Corp.
03/01/17	8.250%	244,000	268,400
03/01/20	8.500%	811,000	908,320
TransDigm, Inc.
12/15/18	7.750%	30,000	33,150
Total			4,903,852
Automotive 2.9%
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	284,000	301,040
06/15/21	8.250%	666,000	709,290
Collins & Aikman Products Co. Senior Subordinated Notes (a)(b)(c)(d)
08/15/12	12.875%	620,000	62
Continental Rubber of America Corp. Senior Secured (a)
09/15/19	4.500%	352,000	360,317
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	38,000	41,135
Delphi Corp.
05/15/19	5.875%	255,000	275,400
05/15/21	6.125%	170,000	188,275
Lear Corp. Escrow Bond (b)(d)(e)
03/31/16	0.000%	595,000	893
Lear Corp.
03/15/20	8.125%	1,420,000	1,611,700
Schaeffler Finance BV (a)
Senior Secured
02/15/17	7.750%	275,000	298,375
02/15/19	8.500%	322,000	358,225
Visteon Corp.
04/15/19	6.750%	1,099,000	1,153,950
Total			5,298,662
Banking 0.2%
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	367,000	418,380

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Brokerage 1.6%
E*Trade Financial Corp. Senior Unsecured
11/30/17	12.500%	$2,015,000	$2,289,544
Neuberger Berman Group LLC/Finance Corp. (a)
Senior Unsecured
03/15/20	5.625%	221,000	234,260
03/15/22	5.875%	331,000	354,170
Total			2,877,974
Building Materials 1.9%
Building Materials Corp. of America (a)
Senior Notes
05/01/21	6.750%	1,140,000	1,248,300
Senior Secured
02/15/20	7.000%	440,000	477,400
Gibraltar Industries, Inc.
12/01/15	8.000%	472,000	482,620
Interface, Inc.
12/01/18	7.625%	660,000	716,100
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	281,000	284,513
Nortek, Inc.
12/01/18	10.000%	63,000	69,615
04/15/21	8.500%	260,000	276,900
Total			3,555,448
Chemicals 4.2%
Ashland, Inc. Senior Unsecured (a)
08/15/22	4.750%	264,000	269,940
Celanese U.S. Holdings LLC
06/15/21	5.875%	163,000	182,560
Hexion US Finance Corp. Senior Secured
04/15/20	6.625%	777,000	790,597
Huntsman International LLC
03/15/21	8.625%	284,000	325,180
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	490,000	550,025
Koppers, Inc.
12/01/19	7.875%	565,000	620,088
LyondellBasell Industries NV
Senior Unsecured
11/15/21	6.000%	1,904,000	2,170,560
04/15/24	5.750%	1,039,000	1,181,862
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	6,000	6,810
Nufarm Australia Ltd. (a)(f)
10/15/19	6.375%	130,000	130,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Polypore International, Inc.
11/15/17	7.500%	$545,000	$587,238
Rockwood Specialties Group, Inc.
10/15/20	4.625%	876,000	889,140
Total			7,704,000
Construction Machinery 3.3%
Ashtead Capital, Inc. Secured (a)
07/15/22	6.500%	132,000	138,600
CNH Capital LLC (a)
11/01/16	6.250%	692,000	751,685
Case New Holland, Inc.
12/01/17	7.875%	1,405,000	1,647,362
Columbus McKinnon Corp.
02/01/19	7.875%	188,000	200,220
H&E Equipment Services, Inc. (a)
09/01/22	7.000%	193,000	200,720
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	739,000	751,933
Terex Corp.
04/01/20	6.500%	413,000	429,520
UR Merger Sub Corp.
12/15/19	9.250%	1,315,000	1,476,087
UR Merger Sub Corp. (a)
05/15/20	7.375%	223,000	239,725
Secured
07/15/18	5.750%	269,000	283,123
Total			6,118,975
Consumer Cyclical Services 0.3%
Goodman Networks, Inc. Senior Secured (a)
07/01/18	12.375%	497,000	530,548
Consumer Products 0.9%
Libbey Glass, Inc. Senior Secured (a)
05/15/20	6.875%	196,000	211,680
Spectrum Brands, Inc.
Senior Secured
06/15/18	9.500%	1,220,000	1,375,550
Spectrum Brands, Inc. (a)
03/15/20	6.750%	133,000	137,323
Total			1,724,553
Diversified Manufacturing 0.8%
Actuant Corp.
06/15/22	5.625%	261,000	270,788

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	$1,095,000	$1,188,075
Tomkins LLC/Inc. Secured
10/01/18	9.000%	34,000	37,910
Total			1,496,773
Electric 1.6%
AES Corp. (The)
Senior Unsecured
10/15/17	8.000%	97,000	112,035
07/01/21	7.375%	845,000	963,300
CMS Energy Corp. Senior Unsecured
03/15/22	5.050%	137,000	150,898
Calpine Corp. Senior Secured (a)
02/15/21	7.500%	430,000	466,550
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	401,000	455,135
Ipalco Enterprises, Inc.
Senior Secured
05/01/18	5.000%	220,000	230,450
Ipalco Enterprises, Inc. (a)
Senior Secured
04/01/16	7.250%	525,000	586,688
Total			2,965,056
Entertainment 0.8%
AMC Entertainment, Inc.
06/01/19	8.750%	952,000	1,049,580
Speedway Motorsports, Inc.
02/01/19	6.750%	330,000	350,625
Total			1,400,205
Environmental 0.3%
Clean Harbors, Inc. (a)
08/01/20	5.250%	455,000	468,650
Food and Beverage 0.7%
Cott Beverages, Inc.
11/15/17	8.375%	659,000	722,429
09/01/18	8.125%	545,000	605,631
Total			1,328,060
Gaming 2.1%
Caesars Entertainment Operating Co., Inc. Senior Secured (a)
02/15/20	8.500%	542,000	542,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
MGM Resorts International (a)
10/01/20	6.750%	$86,000	$86,000
ROC Finance LLC/Corp. Secured (a)
09/01/18	12.125%	554,000	642,640
Seminole Indian Tribe of Florida (a)
10/01/17	7.750%	500,000	548,750
Senior Secured
10/01/20	6.535%	1,260,000	1,354,903
Seneca Gaming Corp. (a)
12/01/18	8.250%	488,000	512,400
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	236,000	210,040
Total			3,896,733
Gas Pipelines 4.4%
El Paso LLC
Senior Unsecured
06/01/18	7.250%	322,000	371,910
09/15/20	6.500%	1,041,000	1,171,125
01/15/32	7.750%	1,355,000	1,578,059
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	705,000	750,825
02/15/23	5.500%	560,000	586,600
Northwest Pipeline GP Senior Unsecured
12/01/25	7.125%	150,000	197,829
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	1,195,000	1,277,156
07/15/21	6.500%	848,000	907,360
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	859,000	875,106
Tesoro Logistics LP/Finance Corp. Senior Notes (a)
10/01/20	5.875%	303,000	310,575
Total			8,026,545
Health Care 6.8%
American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	249,000	262,695
Biomet, Inc. (a)(f)
08/01/20	6.500%	1,072,000	1,110,860
CHS/Community Health Systems, Inc.
11/15/19	8.000%	530,000	581,675
07/15/20	7.125%	614,000	655,061
Senior Secured
08/15/18	5.125%	618,000	641,175
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	882,000	956,970

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
DaVita, Inc.
08/15/22	5.750%	$466,000	$484,640
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	164,000	174,660
01/31/22	5.875%	212,000	226,840
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	136,000	153,340
02/15/21	5.750%	730,000	777,450
HCA, Inc.
Senior Secured
02/15/20	6.500%	1,368,000	1,521,900
09/15/20	7.250%	1,165,000	1,304,800
Health Management Associates, Inc. (a)
01/15/20	7.375%	357,000	387,345
Hologic, Inc. (a)
08/01/20	6.250%	190,000	201,400
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured (a)
11/01/18	10.500%	165,000	174,488
PSS World Medical, Inc.
03/01/22	6.375%	82,000	87,228
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	422,000	462,090
STHI Holding Corp. Secured (a)
03/15/18	8.000%	198,000	210,870
Tenet Healthcare Corp. Senior Unsecured
08/01/20	8.000%	346,000	371,517
Universal Hospital Services, Inc. Secured (a)
08/15/20	7.625%	164,000	170,970
VWR Funding, Inc. (a)
09/15/17	7.250%	209,000	216,576
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	800,000	854,000
02/01/19	7.750%	388,000	412,735
Vanguard Health Holding Co. II LLC/Inc. (a)
02/01/19	7.750%	101,000	107,565
Total			12,508,850
Healthcare Insurance 0.3%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	449,000	524,488
Home Construction 0.9%
KB Home
03/15/20	8.000%	210,000	232,575
09/15/22	7.500%	164,000	174,660

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Home Construction (continued)
Meritage Homes Corp.
04/01/22	7.000%	$198,000	$211,860
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	333,000	371,295
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	131,000	139,515
Taylor Morrison Communities, Inc./Monarch (a)
04/15/20	7.750%	428,000	455,820
Total			1,585,725
Independent Energy 12.4%
Antero Resources Finance Corp.
12/01/17	9.375%	31,000	34,255
08/01/19	7.250%	114,000	123,405
Berry Petroleum Co. Senior Unsecured
11/01/20	6.750%	180,000	189,900
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	519,000	556,627
Chaparral Energy, Inc.
10/01/20	9.875%	224,000	253,120
09/01/21	8.250%	710,000	766,800
Chaparral Energy, Inc. (a)
11/15/22	7.625%	60,000	64,500
Chesapeake Energy Corp.
08/15/20	6.625%	1,219,000	1,258,617
02/15/21	6.125%	868,000	874,510
Cimarex Energy Co.
05/01/22	5.875%	631,000	665,705
Comstock Resources, Inc.
06/15/20	9.500%	799,000	858,925
Concho Resources, Inc.
10/01/17	8.625%	121,000	133,403
01/15/21	7.000%	806,000	902,720
01/15/22	6.500%	382,000	421,155
04/01/23	5.500%	227,000	237,215
Continental Resources, Inc.
10/01/19	8.250%	65,000	73,125
10/01/20	7.375%	377,000	422,240
04/01/21	7.125%	145,000	163,488
09/15/22	5.000%	1,084,000	1,130,070
Continental Resources, Inc. (a)
09/15/22	5.000%	759,000	793,155
EP Energy LLC/Everest Acquisition Finance, Inc. (a)
09/01/22	7.750%	82,000	83,640
EP Energy LLC/Finance, Inc. (a)
Senior Secured
05/01/19	6.875%	553,000	591,710
Senior Unsecured
05/01/20	9.375%	802,000	874,180
Kodiak Oil & Gas Corp. (a)
12/01/19	8.125%	1,567,000	1,661,020

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Laredo Petroleum, Inc.
02/15/19	9.500%	$863,000	$977,347
05/01/22	7.375%	352,000	380,160
MEG Energy Corp. (a)
03/15/21	6.500%	580,000	620,600
01/30/23	6.375%	351,000	374,693
Newfield Exploration Co. Senior Unsecured
07/01/24	5.625%	1,182,000	1,312,020
Oasis Petroleum, Inc.
02/01/19	7.250%	676,000	725,010
11/01/21	6.500%	670,000	706,850
01/15/23	6.875%	428,000	454,750
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	940,000	1,062,200
10/01/22	5.375%	145,000	149,894
05/01/23	5.250%	943,000	964,217
Range Resources Corp.
06/01/21	5.750%	995,000	1,069,625
08/15/22	5.000%	86,000	90,730
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	264,000	279,840
SM Energy Co. (a)
Senior Unsecured
01/01/23	6.500%	204,000	214,200
WPX Energy, Inc. Senior Unsecured
01/15/22	6.000%	163,000	175,225
Whiting Petroleum Corp.
10/01/18	6.500%	32,000	34,320
Total			22,725,166
Lodging 0.1%
Choice Hotels International, Inc.
07/01/22	5.750%	206,000	224,540
Media Cable 3.4%
CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	1,681,000	1,903,732
01/31/22	6.625%	149,000	162,783
09/30/22	5.250%	84,000	84,420
CSC Holdings LLC
Senior Unsecured
02/15/19	8.625%	555,000	657,675
CSC Holdings LLC (a)
Senior Unsecured
11/15/21	6.750%	835,000	920,587
Cablevision Systems Corp. Senior Unsecured
09/15/22	5.875%	128,000	127,360
DISH DBS Corp.
09/01/19	7.875%	768,000	892,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
06/01/21	6.750%	$1,324,000	$1,443,160
Quebecor Media, Inc. (a)(b)(d)
01/15/49	9.750%	1,855,000	74,571
Videotron Ltd.
07/15/22	5.000%	3,000	3,135
WaveDivision Escrow LLC/Corp. Senior Unsecured (a)
09/01/20	8.125%	14,000	14,385
Total			6,284,608
Media Non-Cable 5.3%
AMC Networks, Inc.
07/15/21	7.750%	997,000	1,126,610
Clear Channel Worldwide Holdings Inc, Class B
03/15/20	7.625%	1,338,000	1,304,550
Hughes Satellite Systems Corp. Senior Secured
06/15/19	6.500%	433,000	463,310
Intelsat Jackson Holdings SA
04/01/19	7.250%	580,000	626,400
Intelsat Jackson Holdings SA (a)
10/15/20	7.250%	561,000	603,075
Lamar Media Corp.
04/15/18	7.875%	37,000	40,885
02/01/22	5.875%	420,000	447,300
National CineMedia LLC Senior Secured (a)
04/15/22	6.000%	435,000	458,925
Nielsen Finance LLC/Co. Senior Notes (a)(f)
10/01/20	4.500%	997,000	989,522
Salem Communications Corp. Secured
12/15/16	9.625%	1,130,000	1,257,125
Starz LLC/Finance Corp. Senior Notes (a)
09/15/19	5.000%	265,000	270,963
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates (b)(d)
07/01/15	9.300%	21,599	21,599
Univision Communications, Inc. (a)
Senior Secured
05/15/19	6.875%	473,000	487,190
11/01/20	7.875%	1,075,000	1,150,250
09/15/22	6.750%	524,000	524,000
Ziff Davis Media, Inc. (b)(c)(d)
12/15/11	13.500%	68,749	1,794
Total			9,773,498
Metals 4.1%
Alpha Natural Resources, Inc.
06/01/19	6.000%	459,000	387,855

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
06/01/21	6.250%	$352,000	$292,160
Alpha Natural Resources, Inc. (f)
04/15/18	9.750%	673,000	665,994
Arch Coal, Inc.
06/15/19	7.000%	173,000	145,320
06/15/21	7.250%	32,000	26,720
CONSOL Energy, Inc.
04/01/17	8.000%	225,000	235,125
Calcipar SA Senior Secured (a)
05/01/18	6.875%	834,000	827,745
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/15	7.000%	264,000	267,300
11/01/19	8.250%	1,253,000	1,209,145
Inmet Mining Corp. (a)
06/01/20	8.750%	1,000,000	1,035,000
JMC Steel Group Senior Notes (a)
03/15/18	8.250%	417,000	425,340
Neenah Foundry Co. Secured PIK
07/29/15	15.000%	271,397	243,579
Peabody Energy Corp. (a)
11/15/18	6.000%	518,000	518,000
11/15/21	6.250%	562,000	559,190
Rain CII Carbon LLC/Corp. Senior Secured (a)
12/01/18	8.000%	635,000	655,637
Total			7,494,110
Non-Captive Consumer 1.2%
SLM Corp.
Senior Unsecured
03/25/20	8.000%	808,000	933,240
01/25/22	7.250%	459,000	514,080
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	799,000	679,150
Total			2,126,470
Non-Captive Diversified 5.9%
AerCap Aviation Solutions BV (a)
05/30/17	6.375%	473,000	496,650
Ally Financial, Inc.
02/15/17	5.500%	344,000	359,577
03/15/20	8.000%	3,424,000	4,006,080
09/15/20	7.500%	52,000	59,670
CIT Group, Inc.
Senior Unsecured
05/15/20	5.375%	394,000	426,505
08/15/22	5.000%	228,000	237,212
CIT Group, Inc. (a)
Senior Secured
04/01/18	6.625%	695,000	790,562

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified (continued)
Senior Unsecured
02/15/19	5.500%	$1,429,000	$1,557,610
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	145,000	171,100
04/01/19	5.875%	509,000	539,686
12/15/20	8.250%	1,485,000	1,767,150
01/15/22	8.625%	401,000	484,208
Total			10,896,010
Oil Field Services 2.7%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	799,000	854,930
Bristow Group, Inc. (f)
10/15/22	6.250%	240,000	245,700
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	904,000	940,160
Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	1,726,000	1,907,230
Oil States International, Inc.
06/01/19	6.500%	686,000	728,875
Seadrill Ltd. Senior Unsecured (a)
09/15/17	5.625%	303,000	305,272
Total			4,982,167
Other Industry 0.6%
Interline Brands, Inc.
11/15/18	7.500%	694,000	751,255
SPL Logistics Escrow LLC/Finance Corp. Senior Secured (a)
08/01/20	8.875%	319,000	328,570
Total			1,079,825
Packaging 2.1%
Ardagh Packaging Finance PLC Senior Secured (a)
10/15/17	7.375%	247,000	264,908
Greif, Inc. Senior Unsecured
08/01/19	7.750%	633,000	731,115
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	287,000	305,296
Senior Secured
08/15/19	7.875%	1,243,000	1,342,440
Reynolds Group Issuer, Inc./LLC (a)
Senior Secured
10/15/20	5.750%	1,035,000	1,035,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
Sealed Air Corp. (a)
09/15/21	8.375%	$128,000	$143,360
Total			3,822,119
Pharmaceuticals 2.3%
Catalent Pharma Solutions, Inc. (a)
10/15/18	7.875%	583,000	591,745
Elan Finance Plc./Corp. (a)(f)
10/15/19	6.250%	408,000	411,060
Grifols, Inc.
02/01/18	8.250%	579,000	639,795
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	185,000	207,663
Mylan, Inc. (a)
07/15/17	7.625%	785,000	869,387
11/15/18	6.000%	530,000	561,800
VPI Escrow Corp. Senior Notes (a)(f)
10/15/20	6.375%	687,000	700,740
Valeant Pharmaceuticals International Senior Notes (a)(f)
10/15/20	6.375%	138,000	140,760
Total			4,122,950
Property & Casualty –%
Lumbermens Mutual Casualty Co. (a)(c)
12/01/97	8.450%	30,000	30
Subordinated Notes
07/01/26	9.150%	645,000	645
Total			675
Retailers 1.6%
AutoNation, Inc.
02/01/20	5.500%	37,000	39,544
Limited Brands, Inc.
04/01/21	6.625%	370,000	419,950
02/15/22	5.625%	649,000	699,297
Penske Automotive Group, Inc. (a)
10/01/22	5.750%	331,000	339,275
Rite Aid Corp. Senior Secured
08/15/20	8.000%	870,000	987,450
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	180,000	200,250
06/01/22	5.750%	155,000	165,075
Total			2,850,841
Technology 4.5%
Alliance Data Systems Corp. (a)
04/01/20	6.375%	229,000	249,037

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Amkor Technology, Inc.
Senior Unsecured
06/01/21	6.625%	$780,000	$791,700
Amkor Technology, Inc. (a)
10/01/22	6.375%	419,000	412,715
Anixter, Inc.
05/01/19	5.625%	131,000	138,860
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	520,000	561,600
CDW LLC/Finance Corp.
04/01/19	8.500%	261,000	283,837
Senior Secured
12/15/18	8.000%	1,050,000	1,160,250
Cardtronics, Inc.
09/01/18	8.250%	93,000	103,695
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	245,000	274,400
First Data Corp. (a)
Secured
01/15/21	8.250%	179,000	178,553
Senior Secured
06/15/19	7.375%	885,000	911,550
08/15/20	8.875%	165,000	179,850
11/01/20	6.750%	695,000	688,050
Interactive Data Corp.
08/01/18	10.250%	880,000	985,600
Lender Processing Services, Inc. (f)
04/15/23	5.750%	330,000	330,000
NCR Corp. Senior Notes (a)
07/15/22	5.000%	226,000	228,260
Nuance Communications, Inc. (a)
08/15/20	5.375%	696,000	709,920
Total			8,187,877
Transportation Services 0.8%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	402,000	437,678
03/15/20	9.750%	290,000	331,325
Hertz Corp. (The)
01/15/21	7.375%	606,000	651,450
Total			1,420,453
Wireless 4.8%
Cricket Communications, Inc. Senior Secured
05/15/16	7.750%	1,012,000	1,067,660
MetroPCS Wireless, Inc.
11/15/20	6.625%	277,000	290,158
NII Capital Corp.
04/01/21	7.625%	211,000	167,745

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
SBA Telecommunications, Inc. (a)
07/15/20	5.750%	$871,000	$914,550
Sprint Capital Corp.
11/15/28	6.875%	1,830,000	1,683,600
Sprint Nextel Corp.
Senior Unsecured
08/15/20	7.000%	731,000	760,240
Sprint Nextel Corp. (a)
11/15/18	9.000%	2,277,000	2,726,707
03/01/20	7.000%	254,000	284,480
Wind Acquisition Finance SA (a)
Secured
07/15/17	11.750%	210,000	197,925
Senior Secured
02/15/18	7.250%	687,000	649,215
Total			8,742,280
Wirelines 6.6%
CenturyLink, Inc.
Senior Unsecured
06/15/21	6.450%	1,690,000	1,907,165
03/15/22	5.800%	1,312,000	1,427,648
Frontier Communications Corp.
Senior Unsecured
04/15/20	8.500%	772,000	872,360
07/01/21	9.250%	575,000	665,563
04/15/22	8.750%	190,000	215,650
Integra Telecom Holdings, Inc. Senior Secured (a)
04/15/16	10.750%	306,000	317,858
Level 3 Communications, Inc. Senior Unsecured (a)
06/01/19	8.875%	92,000	96,600
Level 3 Financing, Inc.
02/01/18	10.000%	242,000	269,225
04/01/19	9.375%	936,000	1,038,960
07/01/19	8.125%	558,000	592,875
PAETEC Holding Corp. Senior Secured
06/30/17	8.875%	1,075,000	1,166,375
Qwest Corp. Senior Unsecured
12/01/21	6.750%	1,636,000	1,966,020
Windstream Corp.
10/15/20	7.750%	955,000	1,024,237
Zayo Group LLC/Capital, Inc. Senior Secured
01/01/20	8.125%	326,000	356,155

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
tw telecom Holdings, Inc. (a)(f)
10/01/22	5.375%	$206,000	$210,120
Total			12,126,811
Total Corporate Bonds & Notes (Cost: $164,621,878)			$174,193,877

Convertible Bonds —%
Wirelines —%
At Home Corp. Subordinated Notes (b)(c)(d)
06/12/15	4.750%	296,351	30
Total Convertible Bonds (Cost: $—)			$30

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 2.7%
Construction Machinery 0.5%
CPM Holdings, Inc. (g)(h)
1st Lien Term Loan
08/16/17	6.250%	$564,000	$562,590
2nd Lien Term Loan
02/16/18	10.250%	362,000	363,810
Total			926,400

Consumer Cyclical Services 0.7%
New Breed Logistics, Inc. Tranche B Term Loan (f)(g)(h)
09/07/19	6.000%	641,000	638,596
West Corp. Tranche B6 Term Loan (g)(h)
06/15/18	5.750%	550,620	557,272
Total			1,195,868

Consumer Products 0.2%
Serta Simmons Holdings LLC Tranche B Term Loan (f)(g)(h)
08/29/19	5.000%	364,000	362,246

Electric —%
BHM Technologies LLC Term Loan (b)(c)(d)(g)
10/12/26	6.313%	386,034	1,042

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Food and Beverage 0.1%
Candy Intermediate Holdings, Inc. Term Loan (g)(h)
05/23/18	7.509%	$246,383	$248,538

Health Care —%
ConvaTec, Inc. Term Loan (f)(g)(h)
12/22/16	5.000%	79,000	79,086

Media Cable 0.2%
WideOpenWest Finance LLC Term Loan (g)(h)
07/17/18	6.250%	403,987	406,917

Media Non-Cable 0.2%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (g)(h)
03/18/19	7.500%	309,000	311,781

Property & Casualty 0.8%
Asurion LLC 1st Lien Term Loan (g)(h)
05/24/18	5.500%	439,000	441,471
Lonestar Intermediate Super Holdings LLC Term Loan (g)(h)
09/02/19	11.000%	910,000	966,120
Total			1,407,591
Total Senior Loans (Cost: $5,790,200)			$4,939,469

Issuer	Shares	Value

Common Stocks 0.2%
CONSUMER DISCRETIONARY —%
Media —%
Haights Cross Communications, Inc. (b)(d)(i)	27,056	$—
Ziff Davis Holdings, Inc. (b)(d)(j)	553	6
Total		6
TOTAL CONSUMER DISCRETIONARY		6
CONSUMER STAPLES —%
Beverages —%
Cott Corp. (j)	1,700	13,430

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS —%
Airlines —%
Delta Air Lines, Inc. (j)	399	$3,655
Building Products —%
BHM Technologies LLC (b)(d)	35,922	359
Commercial Services & Supplies —%
Quad/Graphics, Inc.	3,118	52,881
Road & Rail —%
Quality Distribution, Inc. (j)	195	1,803
TOTAL INDUSTRIALS		58,698
INFORMATION TECHNOLOGY —%
Communications Equipment —%
Loral Space & Communications, Inc.	6	427
TOTAL INFORMATION TECHNOLOGY		427
MATERIALS 0.2%
Metals & Mining 0.2%
Neenah Enterprises, Inc. (b)(d)(j)	45,482	334,293
TOTAL MATERIALS		334,293
UTILITIES —%
Independent Power Producers & Energy Traders —%
Calpine Corp. Escrow (b)(d)(i)	6,049,000	—
Total Common Stocks (Cost: $845,401)		$406,854

Issuer	Shares	Value

Preferred Stocks —%
INDUSTRIALS —%
Industrial Conglomerates —%
BHM Technologies LLC (b)(d)(j)	430	4
Total Preferred Stocks (Cost: $23)		4

Warrants —%
CONSUMER DISCRETIONARY —%
Media —%
ION Media Networks, Inc. (b)(d)(j)
12/18/16	0.000%	62	1
12/18/16	0.000%	61	—
Total Warrants (Cost: $316,604)			1

Money Market Funds 3.0%
Columbia Short-Term Cash Fund, 0.151% (k)(l)	5,442,689	5,442,689
Total Money Market Funds (Cost: $5,442,689)		5,442,689
Total Investments
(Cost: $177,016,795) (m)		$184,982,924(n)
Other Assets & Liabilities, Net		(1,906,028)
Net Assets		$183,076,896

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $56,527,282 or 30.88% of net assets.

(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2012, the value of these securities amounted to $434,652, which represents 0.24% of net assets.

(c)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2012, the value of these securities amounted to $3,603, which represents 0.00% of net assets.

(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2012 was $434,652, representing 0.24% of net assets. Information concerning such security holdings at September 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
At Home Corp.
Subordinated Notes
4.750% 06/12/15	07-26-05	—
BHM Technologies LLC
Term Loan
6.313% 10/12/26	06-21-07 - 03-31-10	951,580
BHM Technologies LLC	07-21-06	1,940
BHM Technologies LLC	07-21-06	23
Calpine Corp. Escrow	09-29-11	—
Collins & Aikman Products Co.
Senior Subordinated Notes
12.875% 08/15/12	08-12-04 - 04-12-05	488,810
Haights Cross Communications, Inc.	01-15-04 - 02-03-06	307,972
ION Media Networks, Inc.
12/18/16	12-19-05 - 04-14-09	159,589
12/18/16	12-19-05 - 04-14-09	157,015
Lear Corp. Escrow Bond
0.000% 03/31/16	11-20-06 - 07-24-08	—
Neenah Enterprises, Inc.	08-02-10	385,233
Quebecor Media, Inc.
9.750% 01/15/49	01-17-07 - 07-24-08	15,942
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	01-27-03	20,848
Ziff Davis Holdings, Inc.	07-01-08	6
Ziff Davis Media, Inc.
13.500% 12/15/11	07-01-08 - 04-15-11	53,372

(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2012.
(i)	Negligible market value.
(j)	Non-income producing.
(k)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	4,728,321	47,401,202	(46,686,834)	—	5,442,689	5,898	5,442,689

(m)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $177,017,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$10,730,000
Unrealized Depreciation	(2,764,000)
Net Unrealized Appreciation	$7,966,000

(n)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	—	6	6
Consumer Staples	13,430	—	—	13,430
Industrials	58,339	—	359	58,698
Information Technology	427	—	—	427
Materials	—	—	334,293	334,293
Preferred Stocks
Industrials	—	—	4	4
Warrants
Consumer Discretionary	—	—	1	1
Total Equity Securities	72,196	—	334,663	406,859

Bonds
Corporate Bonds & Notes	—	174,094,959	98,918	174,193,877
Convertible Bonds	—	—	30	30
Total Bonds	—	174,094,959	98,948	174,193,907

Other
Senior Loans	—	4,938,427	1,042	4,939,469
Money Market Funds	5,442,689	—	—	5,442,689
Total Other	5,442,689	4,938,427	1,042	10,382,158
Total	5,514,885	179,033,386	434,653	184,982,924

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Convertible Bonds ($)	Senior Loans ($)	Common Stocks ($)	Preferred Stocks ($)	Warrants ($)	Total ($)
Balance as of December 31, 2011	127,721	30	1,042	204,579	4	1	333,377
Accrued discounts/premiums	1,856	—	—	—	—	—	1,856
Realized gain (loss)	113	—	—	—	—	—	113
Change in unrealized appreciation (depreciation)(a)	(22,708)	—	—	130,079	—	—	107,371
Sales	(8,064)	—	—	—	—	—	(8,064)
Purchases	—	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—
Balance as of September 30, 2012	98,918	30	1,042	334,658	4	1	434,653

(a)Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2012 was $107,370.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds, convertible bonds, senior loans, warrants, common and preferred stock classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Certain common stocks classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Marsico 21st Century Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.5%
CONSUMER DISCRETIONARY 24.1%
Auto Components 1.0%
BorgWarner, Inc. (a)	17,926	$1,238,866
Automobiles 0.7%
Tesla Motors, Inc. (a)(b)	29,937	876,555
Hotels, Restaurants & Leisure 6.1%
Chipotle Mexican Grill, Inc. (a)	4,434	1,407,972
Dunkin’ Brands Group, Inc.	42,136	1,230,161
Wynn Resorts Ltd.	21,438	2,474,803
Yum! Brands, Inc.	36,766	2,439,056
Total		7,551,992
Internet & Catalog Retail 3.4%
Amazon.com, Inc. (a)	4,858	1,235,487
priceline.com, Inc. (a)	4,962	3,070,138
Total		4,305,625
Media 2.3%
Viacom, Inc., Class B	53,129	2,847,183
Multiline Retail 1.3%
Dollar Tree, Inc. (a)	34,898	1,684,701
Specialty Retail 7.3%
CarMax, Inc. (a)	25,608	724,706
Limited Brands, Inc.	29,419	1,449,180
O’Reilly Automotive, Inc. (a)	22,530	1,883,959
Ross Stores, Inc.	58,569	3,783,557
Ulta Salon Cosmetics & Fragrance, Inc.	13,113	1,262,848
Total		9,104,250
Textiles, Apparel & Luxury Goods 2.0%
Ralph Lauren Corp.	16,331	2,469,737
TOTAL CONSUMER DISCRETIONARY		30,078,909
CONSUMER STAPLES 2.3%
Beverages 2.3%
Brown-Forman Corp., Class B	10,245	668,486
Constellation Brands, Inc., Class A (a)	38,420	1,242,887
Monster Beverage Corp. (a)	17,610	953,758
Total		2,865,131
TOTAL CONSUMER STAPLES		2,865,131

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 7.7%
Energy Equipment & Services 5.4%
Halliburton Co.	101,281	$3,412,157
National Oilwell Varco, Inc.	42,172	3,378,399
Total		6,790,556
Oil, Gas & Consumable Fuels 2.3%
Kinder Morgan, Inc.	28,851	1,024,787
Occidental Petroleum Corp.	21,463	1,847,106
Total		2,871,893
TOTAL ENERGY		9,662,449
FINANCIALS 10.7%
Commercial Banks 6.4%
City National Corp.	57,170	2,944,827
Columbia Banking System, Inc.	65,887	1,221,545
PNC Financial Services Group, Inc.	60,873	3,841,086
Total		8,007,458
Consumer Finance 2.8%
Capital One Financial Corp.	61,643	3,514,267
Real Estate Investment Trusts (REITs) 1.5%
American Tower Corp.	26,381	1,883,340
TOTAL FINANCIALS		13,405,065
HEALTH CARE 11.7%
Biotechnology 5.0%
Alkermes PLC (a)	20,366	422,595
Biogen Idec, Inc. (a)	33,047	4,931,604
Seattle Genetics, Inc. (a)	35,130	946,753
Total		6,300,952
Health Care Equipment & Supplies 3.7%
Intuitive Surgical, Inc. (a)	7,933	3,931,833
Varian Medical Systems, Inc. (a)	10,469	631,490
Total		4,563,323
Pharmaceuticals 3.0%
Abbott Laboratories	53,889	3,694,630
TOTAL HEALTH CARE		14,558,905
INDUSTRIALS 11.7%
Aerospace & Defense 3.1%
Precision Castparts Corp.	17,288	2,823,822

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Aerospace & Defense (continued)
TransDigm Group, Inc. (a)	7,677	$1,089,136
Total		3,912,958
Machinery 1.6%
Stanley Black & Decker, Inc.	25,953	1,978,916
Professional Services 2.3%
IHS, Inc., Class A (a)	12,539	1,220,671
Nielsen Holdings NV (a)	55,158	1,653,637
Total		2,874,308
Road & Rail 2.0%
CSX Corp.	119,678	2,483,319
Trading Companies & Distributors 2.7%
WESCO International, Inc. (a)	15,653	895,352
WW Grainger, Inc.	11,660	2,429,594
Total		3,324,946
TOTAL INDUSTRIALS		14,574,447
INFORMATION TECHNOLOGY 21.7%
Computers & Peripherals 7.7%
Apple, Inc.	12,966	8,651,693
Fusion-io, Inc. (a)	30,815	932,770
Total		9,584,463
Internet Software & Services 4.3%
Bankrate, Inc. (a)	50,751	790,701
Equinix, Inc. (a)	4,347	895,699
Google, Inc., Class A (a)	3,377	2,547,947
LinkedIn Corp., Class A (a)	9,206	1,108,402
Total		5,342,749
IT Services 5.5%
Accenture PLC, Class A	52,769	3,695,413
Mastercard, Inc., Class A	7,200	3,250,656
Total		6,946,069

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 4.2%
Red Hat, Inc. (a)	32,265	$1,837,169
VMware, Inc., Class A (a)	34,846	3,371,002
Total		5,208,171
TOTAL INFORMATION TECHNOLOGY		27,081,452
MATERIALS 4.6%
Chemicals 4.6%
LyondellBasell Industries NV, Class A	49,892	2,577,421
Monsanto Co.	34,960	3,182,059
Total		5,759,480
TOTAL MATERIALS		5,759,480
Total Common Stocks (Cost: $90,356,174)		$117,985,838

	Shares	Value

Money Market Funds 5.5%
Columbia Short-Term Cash Fund, 0.151% (c)(d)	6,806,480	$6,806,480
Total Money Market Funds (Cost: $6,806,480)		$6,806,480

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 0.6%
Repurchase Agreements 0.6%
Royal Bank of Canada dated 09/28/12, matures 10/01/12, repurchase price $779,028 (e)
	0.200%	$779,015	$779,015
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $779,015)			$779,015
Total Investments
(Cost: $97,941,669) (f)			$125,571,333(g)
Other Assets & Liabilities, Net			(751,859)
Net Assets			$124,819,474

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At September 30, 2012, security was partially or fully on loan.

(c)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	10,155,651	38,461,425	(41,810,596)	—	6,806,480	8,697	6,806,480

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Royal Bank of Canada (0.200%)

Security Description	Value ($)

United States Treasury Inflation Indexed Bonds	794,596
Total Market Value of Collateral Securities	794,596

(f)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $97,942,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$28,809,000
Unrealized Depreciation	(1,180,000)
Net Unrealized Appreciation	$27,629,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	30,078,909	—	—	30,078,909
Consumer Staples	2,865,131	—	—	2,865,131
Energy	9,662,449	—	—	9,662,449
Financials	13,405,065	—	—	13,405,065
Health Care	14,558,905	—	—	14,558,905
Industrials	14,574,447	—	—	14,574,447
Information Technology	27,081,452	—	—	27,081,452
Materials	5,759,480	—	—	5,759,480

Total Equity Securities	117,985,838	—	—	117,985,838

Other
Money Market Funds	6,806,480	—	—	6,806,480
Investments of Cash Collateral Received for Securities on Loan	—	779,015	—	779,015

Total Other	6,806,480	779,015	—	7,585,495
Total	124,792,318	779,015	—	125,571,333

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Marsico Focused Equities Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.2%
CONSUMER DISCRETIONARY 28.5%
Automobiles 1.0%
Tesla Motors, Inc. (a)	22,620	$662,314
Hotels, Restaurants & Leisure 9.7%
Chipotle Mexican Grill, Inc. (a)	3,971	1,260,951
McDonald’s Corp.	18,952	1,738,846
Starbucks Corp.	38,145	1,935,859
Wynn Resorts Ltd.	13,474	1,555,439
Total		6,491,095
Internet & Catalog Retail 2.0%
priceline.com, Inc. (a)	2,102	1,300,570
Multiline Retail 4.0%
Dollar General Corp. (a)	52,065	2,683,430
Specialty Retail 8.7%
Home Depot, Inc. (The)	37,826	2,283,556
TJX Companies, Inc.	78,529	3,517,314
Total		5,800,870
Textiles, Apparel & Luxury Goods 3.1%
Nike, Inc., Class B	21,642	2,054,042
TOTAL CONSUMER DISCRETIONARY		18,992,321
CONSUMER STAPLES 5.0%
Beverages 1.2%
Anheuser-Busch InBev NV, ADR	9,537	819,324
Food Products 3.8%
Mead Johnson Nutrition Co.	34,616	2,536,660
TOTAL CONSUMER STAPLES		3,355,984
ENERGY 5.1%
Oil, Gas & Consumable Fuels 5.1%
Kinder Morgan, Inc.	95,420	3,389,318
TOTAL ENERGY		3,389,318
FINANCIALS 11.3%
Commercial Banks 8.0%
U.S. Bancorp	56,919	1,952,322

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
Wells Fargo & Co.	97,410	$3,363,567
Total		5,315,889
Consumer Finance 1.0%
American Express Co.	11,710	665,830
Insurance 2.3%
American International Group, Inc. (a)	47,211	1,548,049
TOTAL FINANCIALS		7,529,768
HEALTH CARE 16.1%
Biotechnology 7.4%
Biogen Idec, Inc. (a)	19,812	2,956,545
Gilead Sciences, Inc. (a)	30,115	1,997,528
Total		4,954,073
Health Care Providers & Services 4.0%
Express Scripts Holding Co. (a)	42,751	2,679,205
Pharmaceuticals 4.7%
Abbott Laboratories	15,292	1,048,419
Allergan, Inc.	14,852	1,360,146
Bristol-Myers Squibb Co.	20,449	690,154
Total		3,098,719
TOTAL HEALTH CARE		10,731,997
INDUSTRIALS 4.4%
Aerospace & Defense 2.4%
Precision Castparts Corp.	9,990	1,631,767
Road & Rail 2.0%
Union Pacific Corp.	11,286	1,339,648
TOTAL INDUSTRIALS		2,971,415
INFORMATION TECHNOLOGY 24.1%
Communications Equipment 3.1%
QUALCOMM, Inc.	33,342	2,083,541
Computers & Peripherals 8.0%
Apple, Inc.	7,999	5,337,413

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services 4.6%
Baidu, Inc., ADR (a)	12,494	$1,459,549
Equinix, Inc. (a)	7,632	1,572,574
Total		3,032,123
IT Services 6.3%
Accenture PLC, Class A	23,884	1,672,597
Visa, Inc., Class A	18,922	2,540,846
Total		4,213,443
Software 2.1%
VMware, Inc., Class A (a)	14,685	1,420,627
TOTAL INFORMATION TECHNOLOGY		16,087,147

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.7%
Chemicals 3.7%
Monsanto Co.	27,041	$2,461,272
TOTAL MATERIALS		2,461,272
Total Common Stocks (Cost: $48,387,345)		$65,519,222

	Shares	Value

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.151% (b)(c)	1,066,742	$1,066,742
Total Money Market Funds (Cost: $1,066,742)		$1,066,742
Total Investments
(Cost: $49,454,087) (d)		$66,585,964(e)
Other Assets & Liabilities, Net		108,985
Net Assets		$66,694,949

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	1,041,473	24,270,624	(24,245,355)	—	1,066,742	—	1,602	1,066,742

(d)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $49,454,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$17,349,000
Unrealized Depreciation	(217,000)
Net Unrealized Appreciation	$17,132,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	18,992,321	—	—	18,992,321
Consumer Staples	3,355,984	—	—	3,355,984
Energy	3,389,318	—	—	3,389,318
Financials	7,529,768	—	—	7,529,768
Health Care	10,731,997	—	—	10,731,997
Industrials	2,971,415	—	—	2,971,415
Information Technology	16,087,147	—	—	16,087,147
Materials	2,461,272	—	—	2,461,272
Total Equity Securities	65,519,222	—	—	65,519,222
Other
Money Market Funds	1,066,742	—	—	1,066,742
Total Other	1,066,742	—	—	1,066,742
Total	66,585,964	—	—	66,585,964

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Marsico Growth Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.9%
CONSUMER DISCRETIONARY 33.3%
Hotels, Restaurants & Leisure 11.5%
Chipotle Mexican Grill, Inc. (a)	6,082	$1,931,278
McDonald’s Corp.	64,835	5,948,611
Starbucks Corp.	151,681	7,697,811
Starwood Hotels & Resorts Worldwide, Inc.	157,412	9,123,599
Wynn Resorts Ltd.	55,940	6,457,714
Yum! Brands, Inc.	43,765	2,903,370
Total		34,062,383
Internet & Catalog Retail 2.9%
Amazon.com, Inc. (a)	9,187	2,336,438
priceline.com, Inc. (a)	10,260	6,348,170
Total		8,684,608
Media 2.0%
CBS Corp., Class B Non Voting	82,978	3,014,590
Liberty Global, Inc., Class A (a)	48,721	2,959,801
Total		5,974,391
Multiline Retail 1.7%
Dollar General Corp. (a)	99,777	5,142,507
Specialty Retail 12.0%
AutoZone, Inc. (a)	10,705	3,957,317
Dick’s Sporting Goods, Inc.	55,645	2,885,193
GNC Holdings, Inc., Class A	40,669	1,584,871
Home Depot, Inc. (The)	123,897	7,479,662
Limited Brands, Inc.	74,744	3,681,889
O’Reilly Automotive, Inc. (a)	53,177	4,446,661
TJX Companies, Inc.	257,012	11,511,568
Total		35,547,161
Textiles, Apparel & Luxury Goods 3.2%
lululemon athletica, Inc. (a)	48,816	3,609,455
Nike, Inc., Class B	60,700	5,761,037
Total		9,370,492
TOTAL CONSUMER DISCRETIONARY		98,781,542
CONSUMER STAPLES 4.5%
Beverages 1.2%
Anheuser-Busch InBev NV, ADR	41,994	3,607,705
Food & Staples Retailing 0.5%
Wal-Mart Stores, Inc.	20,362	1,502,716

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 2.0%
Mead Johnson Nutrition Co.	80,137	$5,872,439
Personal Products 0.8%
Estee Lauder Companies, Inc. (The), Class A	39,839	2,452,887
TOTAL CONSUMER STAPLES		13,435,747
ENERGY 6.6%
Energy Equipment & Services 5.6%
Halliburton Co.	234,628	7,904,617
National Oilwell Varco, Inc.	108,715	8,709,159
Total		16,613,776
Oil, Gas & Consumable Fuels 1.0%
Kinder Morgan, Inc.	83,289	2,958,425
TOTAL ENERGY		19,572,201
FINANCIALS 6.9%
Commercial Banks 5.7%
U.S. Bancorp	219,095	7,514,959
Wells Fargo & Co.	269,450	9,304,108
Total		16,819,067
Real Estate Investment Trusts (REITs) 1.2%
American Tower Corp.	50,551	3,608,836
TOTAL FINANCIALS		20,427,903
HEALTH CARE 12.1%
Biotechnology 5.1%
Biogen Idec, Inc. (a)	71,506	10,670,840
Gilead Sciences, Inc. (a)	66,931	4,439,533
Total		15,110,373
Health Care Equipment & Supplies 0.5%
Intuitive Surgical, Inc. (a)	2,909	1,441,788
Health Care Providers & Services 3.5%
Express Scripts Holding Co. (a)	168,537	10,562,214
Pharmaceuticals 3.0%
Abbott Laboratories	60,834	4,170,779
Bristol-Myers Squibb Co.	91,454	3,086,573

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Perrigo Co.	13,424	$1,559,466
Total		8,816,818
TOTAL HEALTH CARE		35,931,193
INDUSTRIALS 7.0%
Aerospace & Defense 1.7%
Precision Castparts Corp.	30,450	4,973,703
Industrial Conglomerates 1.8%
Danaher Corp.	99,375	5,480,531
Road & Rail 1.4%
Union Pacific Corp.	34,758	4,125,775
Trading Companies & Distributors 2.1%
WW Grainger, Inc.	30,128	6,277,771
TOTAL INDUSTRIALS		20,857,780
INFORMATION TECHNOLOGY 22.5%
Communications Equipment 2.6%
QUALCOMM, Inc.	123,314	7,705,892
Computers & Peripherals 9.4%
Apple, Inc.	34,975	23,337,418
EMC Corp. (a)	164,671	4,490,578
Total		27,827,996
Internet Software & Services 4.3%
Baidu, Inc., ADR (a)	41,955	4,901,183
eBay, Inc. (a)	30,718	1,487,058
Equinix, Inc. (a)	14,970	3,084,569
LinkedIn Corp., Class A (a)	28,075	3,380,230
Total		12,853,040

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 5.2%
Accenture PLC, Class A	91,969	$6,440,589
Visa, Inc., Class A	67,393	9,049,532
Total		15,490,121
Software 1.0%
VMware, Inc., Class A (a)	29,624	2,865,826
TOTAL INFORMATION TECHNOLOGY		66,742,875
MATERIALS 4.0%
Chemicals 4.0%
LyondellBasell Industries NV, Class A	57,131	2,951,388
Monsanto Co.	81,895	7,454,083
Praxair, Inc.	13,832	1,436,868
Total		11,842,339
TOTAL MATERIALS		11,842,339
Total Common Stocks (Cost: $206,696,185)		$287,591,580

Preferred Stocks 0.6%
FINANCIALS 0.6%
Commercial Banks 0.6%
Wells Fargo & Co., 8.000%	61,875	$1,838,925
TOTAL FINANCIALS		1,838,925
Total Preferred Stocks (Cost: $1,642,744)		$1,838,925

	Shares	Value

Money Market Funds 2.6%
Columbia Short-Term Cash Fund, 0.151% (b)(c)	7,715,230	$7,715,230
Total Money Market Funds (Cost: $7,715,230)		$7,715,230
Total Investments
(Cost: $216,054,159) (d)		$297,145,735(e)
Other Assets & Liabilities, Net		(371,506)
Net Assets		$296,774,229

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	6,059,179	81,529,432	(79,873,381)	—	7,715,230	9,682	7,715,230

(d)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $216,054,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$81,763,000
Unrealized Depreciation	(671,000)
Net Unrealized Appreciation	$81,092,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Abbreviation Legend

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	98,781,542	—	—	98,781,542
Consumer Staples	13,435,747	—	—	13,435,747
Energy	19,572,201	—	—	19,572,201
Financials	20,427,903	—	—	20,427,903
Health Care	35,931,193	—	—	35,931,193
Industrials	20,857,780	—	—	20,857,780
Information Technology	66,742,875	—	—	66,742,875
Materials	11,842,339	—	—	11,842,339
Preferred Stocks
Financials	1,838,925	—	—	1,838,925
Total Equity Securities	289,430,505	—	—	289,430,505
Other
Money Market Funds	7,715,230	—	—	7,715,230
Total Other	7,715,230	—	—	7,715,230
Total	297,145,735	—	—	297,145,735

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Marsico International Opportunities Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.8%
ARGENTINA 1.5%
MercadoLibre, Inc.	26,382	$2,177,834
BELGIUM 2.5%
Anheuser-Busch InBev NV	44,620	3,794,116
BRAZIL 1.8%
BR Malls Participacoes SA	193,400	2,662,619
CANADA 2.1%
Canadian National Railway Co.	25,347	2,236,366
IMAX Corp. (a)	49,512	985,784
Total		3,222,150
CHINA 5.2%
Baidu, Inc., ADR (a)	29,321	3,425,279
China Unicom Hong Kong Ltd.	1,786,000	2,910,484
CNOOC Ltd.	725,200	1,472,403
Total		7,808,166
DENMARK 2.3%
Novo Nordisk A/S, Class B	21,501	3,396,650
FRANCE 6.7%
BNP Paribas SA	45,535	2,163,875
Danone SA	25,604	1,576,355
Pernod-Ricard SA	27,873	3,127,286
Schneider Electric SA	22,802	1,349,490
Unibail-Rodamco SE	8,840	1,761,911
Total		9,978,917
GERMANY 5.8%
Adidas AG	27,358	2,244,384
Bayerische Motoren Werke AG	40,290	2,946,496
Kabel Deutschland Holding AG (a)	48,011	3,424,774
Total		8,615,654
HONG KONG 3.7%
AIA Group Ltd.	928,000	3,438,641
Hang Lung Properties Ltd.	627,000	2,134,859
Total		5,573,500
ISRAEL 2.3%
Check Point Software Technologies Ltd. (a)	72,188	3,476,574

Issuer	Shares	Value

Common Stocks (continued)
JAPAN 11.8%
Canon, Inc.	84,400	$2,709,046
FANUC CORP.	17,800	2,865,059
Honda Motor Co., Ltd.	98,900	3,056,539
Hoya Corp.	98,900	2,169,684
Marubeni Corp.	226,000	1,436,797
Rakuten, Inc.	352,400	3,583,221
Sumitomo Realty & Development Co., Ltd.	67,000	1,775,396
Total		17,595,742
MEXICO 1.7%
Grupo Financiero Santander Mexico SAB de CV, ADR (a)	184,424	2,526,609
NETHERLANDS 4.4%
ASML Holding NV	26,658	1,424,743
Yandex NV, Class A (a)	104,054	2,508,742
Ziggo NV	77,587	2,637,647
Total		6,571,132
SOUTH KOREA 2.3%
Samsung Electronics Co., Ltd.	2,904	3,499,605
SPAIN 1.0%
Inditex SA	12,345	1,532,932
SWEDEN 3.2%
Elekta AB, Class B	123,624	1,632,624
Millicom International Cellular SA, SDR	33,577	3,115,513
Total		4,748,137
SWITZERLAND 6.5%
Nestlé SA, Registered Shares	65,613	4,137,002
Roche Holding AG, Genusschein Shares	22,428	4,189,899
Swatch Group AG (The)	3,603	1,437,369
Total		9,764,270
TAIWAN 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	144,303	2,282,873
UNITED KINGDOM 20.3%
ARM Holdings PLC	245,469	2,279,203
Barclays PLC	636,366	2,207,806
British Sky Broadcasting Group PLC	314,846	3,780,051

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Diageo PLC	114,235	$3,208,796
Intercontinental Hotels Group PLC	90,497	2,367,379
Next PLC	28,240	1,573,267
Rolls-Royce Holdings PLC	175,127	2,383,962
Shire PLC	102,960	3,015,952
Standard Chartered PLC	168,224	3,803,072
Tullow Oil PLC	137,861	3,049,865
Whitbread PLC	72,633	2,660,085
Total		30,329,438
UNITED STATES 10.2%
Accenture PLC, Class A	40,146	2,811,425
LyondellBasell Industries NV, Class A	79,182	4,090,542
Perrigo Co.	27,989	3,251,482
Seagate Technology PLC	77,086	2,389,666

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Wynn Resorts Ltd.	22,978	$2,652,580
Total		15,195,695
Total Common Stocks (Cost: $122,246,791)		$144,752,613

Money Market Funds 4.1%
Columbia Short-Term Cash Fund, 0.151% (b)(c)	6,070,852	6,070,852
Total Money Market Funds (Cost: $6,070,852)		$6,070,852
Total Investments
(Cost: $128,317,643) (d)		$150,823,465(e)
Other Assets & Liabilities, Net		(1,272,389)
Net Assets		$149,551,076

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	5,648,939	48,539,641	(48,117,728)	—	6,070,852	5,383	6,070,852

(d)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $128,318,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$24,963,000
Unrealized Depreciation	(2,458,000)
Net Unrealized Appreciation	$22,505,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) is classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	3,638,364	28,606,497	—	32,244,861
Consumer Staples	—	15,843,555	—	15,843,555
Energy	—	4,522,268	—	4,522,268
Financials	5,189,228	17,285,560	—	22,474,788
Health Care	3,251,482	12,235,125	—	15,486,607
Industrials	2,236,366	8,035,308	—	10,271,674
Information Technology	19,072,393	12,082,281	—	31,154,674
Materials	4,090,542	—	—	4,090,542
Telecommunication Services	—	8,663,644	—	8,663,644
Total Equity Securities	37,478,375	107,274,238	—	144,752,613

Other
Money Market Funds	6,070,852	—	—	6,070,852
Total Other	6,070,852	—	—	6,070,852
Total	43,549,227	107,274,238	—	150,823,465

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized but the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Preferred
Stocks ($)
Balance as of December 31, 2011	27,245
Accrued discounts/premiums	—
Realized gain (loss)	5,862
Change in unrealized appreciation (depreciation)	(5,912)
Sales	(27,195)
Purchases	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2012	—

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Mid Cap Growth Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.1%
CONSUMER DISCRETIONARY 24.6%
Auto Components 0.8%
BorgWarner, Inc. (a)	3,290	$227,372

Distributors 0.4%
LKQ Corp. (a)	5,780	106,930

Hotels, Restaurants & Leisure 2.4%
Chipotle Mexican Grill, Inc. (a)	1,020	323,891
Panera Bread Co., Class A (a)	1,210	206,777
Wynn Resorts Ltd.	1,731	199,826
Total		730,494

Household Durables 1.2%
Garmin Ltd.	4,528	188,998
Toll Brothers, Inc. (a)	4,930	163,824
Total		352,822

Internet & Catalog Retail 1.1%
TripAdvisor, Inc. (a)	10,230	336,874

Leisure Equipment & Products 0.5%
Polaris Industries, Inc.	2,026	163,843

Media 2.8%
CBS Corp., Class B Non Voting	4,190	152,223
Discovery Communications, Inc., Class A (a)	4,990	297,554
DISH Network Corp., Class A	7,330	224,371
Sirius XM Radio, Inc. (a)	60,900	158,340
Total		832,488

Multiline Retail 3.7%
Dollar Tree, Inc. (a)	9,230	445,578
Family Dollar Stores, Inc.	5,110	338,793
Macy’s, Inc.	4,110	154,618
Nordstrom, Inc.	3,260	179,887
Total		1,118,876
Specialty Retail 9.3%
AutoZone, Inc. (a)	560	207,015
Bed Bath & Beyond, Inc. (a)	5,930	373,590
Dick’s Sporting Goods, Inc.	4,510	233,843
Foot Locker, Inc.	5,100	181,050
GameStop Corp., Class A	5,863	123,123
Gap, Inc. (The)	4,160	148,845
GNC Holdings, Inc., Class A	5,736	223,532
Limited Brands, Inc.	5,710	281,275
O’Reilly Automotive, Inc. (a)	2,900	242,498

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Ross Stores, Inc.	4,280	$276,488
TJX Companies, Inc.	3,870	173,337
Ulta Salon Cosmetics & Fragrance, Inc.	3,390	326,474
Total		2,791,070
Textiles, Apparel & Luxury Goods 2.4%
Deckers Outdoor Corp. (a)	3,560	130,438
lululemon athletica, Inc. (a)	3,064	226,552
Under Armour, Inc., Class A (a)	2,560	142,925
VF Corp.	1,460	232,666
Total		732,581
TOTAL CONSUMER DISCRETIONARY		7,393,350

CONSUMER STAPLES 6.4%
Beverages 0.9%
Beam, Inc.	3,550	204,267
Monster Beverage Corp. (a)	1,390	75,283
Total		279,550
Food & Staples Retailing 1.5%
Kroger Co. (The)	6,830	160,778
Whole Foods Market, Inc.	3,070	299,018
Total		459,796
Food Products 2.1%
Hershey Co. (The)	3,140	222,595
HJ Heinz Co.	2,720	152,184
Mead Johnson Nutrition Co.	3,470	254,281
Total		629,060
Personal Products 1.4%
Estee Lauder Companies, Inc. (The), Class A	2,700	166,239
Herbalife Ltd.	5,330	252,642
Total		418,881
Tobacco 0.5%
Lorillard, Inc.	1,120	130,424
TOTAL CONSUMER STAPLES		1,917,711

ENERGY 5.7%
Energy Equipment & Services 2.4%
Cameron International Corp. (a)	4,707	263,921
Oceaneering International, Inc.	2,730	150,833
Oil States International, Inc. (a)	1,880	149,385

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Superior Energy Services, Inc. (a)	7,221	$148,175
Total		712,314
Oil, Gas & Consumable Fuels 3.3%
Cabot Oil & Gas Corp.	5,270	236,623
Concho Resources, Inc. (a)	2,868	271,743
CONSOL Energy, Inc.	2,370	71,219
Continental Resources, Inc. (a)	1,966	151,185
Denbury Resources, Inc. (a)	9,130	147,541
HollyFrontier Corp.	2,920	120,508
Total		998,819
TOTAL ENERGY		1,711,133
FINANCIALS 8.4%
Capital Markets 0.8%
Affiliated Managers Group, Inc. (a)	1,887	232,101

Commercial Banks 1.8%
BankUnited, Inc.	5,936	146,085
First Republic Bank	5,440	187,463
Signature Bank (a)	3,090	207,277
Total		540,825
Diversified Financial Services 1.2%
Moody’s Corp.	8,250	364,402

Insurance 0.6%
Marsh & McLennan Companies, Inc.	5,430	184,240

Real Estate Investment Trusts (REITs) 4.0%
Digital Realty Trust, Inc.	5,090	355,536
Home Properties, Inc.	3,550	217,509
Plum Creek Timber Co., Inc.	6,750	295,920
Rayonier, Inc.	6,900	338,169
Total		1,207,134
TOTAL FINANCIALS		2,528,702

HEALTH CARE 14.8%
Biotechnology 4.7%
Alexion Pharmaceuticals, Inc. (a)	4,440	507,936
Medivation, Inc. (a)	1,400	78,904
Onyx Pharmaceuticals, Inc. (a)	4,190	354,055
Regeneron Pharmaceuticals, Inc. (a)	1,375	209,908
Vertex Pharmaceuticals, Inc. (a)	4,330	242,263
Total		1,393,066

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 2.2%
CR Bard, Inc.	2,381	$249,172
Edwards Lifesciences Corp. (a)	3,720	399,416
Total		648,588
Health Care Providers & Services 4.0%
AmerisourceBergen Corp.	7,960	308,132
Brookdale Senior Living, Inc. (a)	7,050	163,701
Catamaran Corp. (a)	2,340	229,250
Express Scripts Holding Co. (a)	3,850	241,279
HMS Holdings Corp. (a)	4,160	139,069
Laboratory Corp. of America Holdings (a)	1,400	129,458
Total		1,210,889
Health Care Technology 0.6%
Cerner Corp. (a)	2,310	178,817

Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	3,820	146,879
Illumina, Inc. (a)	4,510	217,382
Total		364,261
Pharmaceuticals 2.1%
Elan Corp. PLC, ADR (a)	14,410	154,475
Endo Health Solutions, Inc. (a)	4,820	152,890
Watson Pharmaceuticals, Inc. (a)	3,890	331,273
Total		638,638
TOTAL HEALTH CARE		4,434,259

INDUSTRIALS 13.0%
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.	2,480	145,204

Airlines 1.1%
United Continental Holdings, Inc. (a)	16,340	318,630

Commercial Services & Supplies 1.8%
Clean Harbors, Inc. (a)	3,810	186,119
Stericycle, Inc. (a)	3,845	348,049
Total		534,168
Construction & Engineering 0.6%
KBR, Inc.	6,460	192,637

Electrical Equipment 2.6%
AMETEK, Inc.	9,397	333,124

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment (continued)
Regal-Beloit Corp.	2,370	$167,037
Rockwell Automation, Inc.	4,076	283,486
Total		783,647
Machinery 0.5%
Cummins, Inc.	1,790	165,056

Professional Services 2.0%
IHS, Inc., Class A (a)	2,005	195,187
Verisk Analytics, Inc., Class A (a)	8,540	406,589
Total		601,776
Road & Rail 1.9%
CSX Corp.	8,140	168,905
JB Hunt Transport Services, Inc.	4,120	214,405
Kansas City Southern	2,520	190,966
Total		574,276
Trading Companies & Distributors 2.0%
Fastenal Co.	3,630	156,054
United Rentals, Inc. (a)	6,049	197,863
WW Grainger, Inc.	1,172	244,209
Total		598,126
TOTAL INDUSTRIALS		3,913,520

INFORMATION TECHNOLOGY 15.6%
Internet Software & Services 2.4%
Equinix, Inc. (a)	930	191,627
IAC/InterActiveCorp.	4,551	236,925
LinkedIn Corp., Class A (a)	1,690	203,476
Rackspace Hosting, Inc. (a)	1,660	109,709
Total		741,737
IT Services 3.4%
Alliance Data Systems Corp. (a)	2,680	380,426
Teradata Corp. (a)	7,150	539,181
VeriFone Systems, Inc. (a)	3,850	107,223
Total		1,026,830
Semiconductors & Semiconductor Equipment 2.2%
Altera Corp.	4,950	168,226
KLA-Tencor Corp.	3,780	180,325
Microchip Technology, Inc.	5,160	168,938
Skyworks Solutions, Inc. (a)	5,895	138,916
Total		656,405
Software 7.6%
ANSYS, Inc. (a)	2,150	157,810

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Autodesk, Inc. (a)	6,319	$210,865
Citrix Systems, Inc. (a)	5,800	444,106
Fortinet, Inc. (a)	11,790	284,611
Informatica Corp. (a)	6,030	209,904
Intuit, Inc.	2,580	151,910
MICROS Systems, Inc. (a)	2,979	146,328
Red Hat, Inc. (a)	5,590	318,295
Salesforce.com, Inc. (a)	993	151,621
TIBCO Software, Inc. (a)	6,660	201,332
Total		2,276,782
TOTAL INFORMATION TECHNOLOGY		4,701,754

MATERIALS 6.8%
Chemicals 3.8%
Albemarle Corp.	2,720	143,289
Celanese Corp., Class A	2,800	106,148
CF Industries Holdings, Inc.	1,700	377,808
Eastman Chemical Co.	2,310	131,693
Sherwin-Williams Co. (The)	2,470	367,808
Total		1,126,746
Containers & Packaging 1.1%
Crown Holdings, Inc. (a)	4,370	160,598
Rock-Tenn Co., Class A	2,400	173,232
Total		333,830
Metals & Mining 1.3%
Cliffs Natural Resources, Inc.	6,370	249,258
Royal Gold, Inc.	1,530	152,786
Total		402,044
Paper & Forest Products 0.6%
International Paper Co.	4,860	176,515

TOTAL MATERIALS		2,039,135

TELECOMMUNICATION SERVICES 2.0%
Wireless Telecommunication Services 2.0%
Crown Castle International Corp. (a)	6,500	416,650
SBA Communications Corp., Class A (a)	3,030	190,587
Total		607,237
TOTAL TELECOMMUNICATION SERVICES		607,237

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 0.8%
Electric Utilities 0.8%
ITC Holdings Corp.	3,270	$247,146

TOTAL UTILITIES		247,146

Total Common Stocks (Cost: $23,892,697)		$29,493,947

	Shares	Value

Money Market Funds 2.5%
Columbia Short-Term Cash Fund, 0.151% (b)(c)	760,975	$760,975

Total Money Market Funds (Cost: $760,975)		$760,975

Total Investments (Cost: $24,653,672) (d)		$30,254,922(e)
Other Assets & Liabilities, Net		(169,775)
Net Assets		$30,085,147

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	659,369	10,596,521	(10,494,915)	760,975	733	760,975

(d)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $24,654,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$6,143,000
Unrealized Depreciation	(542,000)
Net Unrealized Appreciation	$5,601,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	7,393,350	—	—	7,393,350
Consumer Staples	1,917,711	—	—	1,917,711
Energy	1,711,133	—	—	1,711,133
Financials	2,528,702	—	—	2,528,702
Health Care	4,434,259	—	—	4,434,259
Industrials	3,913,520	—	—	3,913,520
Information Technology	4,701,754	—	—	4,701,754
Materials	2,039,135	—	—	2,039,135
Telecommunication Services	607,237	—	—	607,237
Utilities	247,146	—	—	247,146
Total Equity Securities	29,493,947	—	—	29,493,947

Other
Money Market Funds	760,975	—	—	760,975
Total Other	760,975	—	—	760,975
Total	30,254,922	—	—	30,254,922

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 20, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 20, 2012